SHAREHOLDERS' EQUITY (Details Narrative)	1 Months Ended				12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 $ / shares shares	Apr. 30, 2015	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares shares
Ordinary shares, shares authorized | shares										100,000,000	100,000,000
Ordinary shares, par value | ₪ / shares									₪ 0.03		₪ 0.03
Number of shares sold, value					$ 55,937,000	$ 23,537,000	$ 1,500,000
Stock-based compensation expense					3,022,000	1,436,000	1,148,000
Intrinsic value of options exercised					$ 4,418,000	4,596,000	1,192,000
Two Thousand And Fifteen Share Option Plan [Member]
Option expire term								10 years
Additional option expiry term								10 years
Stock option exercisable description				25% of the option granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.
Number of shares available for grant | shares										1,583,450
Ordinary Shares Underwritten Public Offering [Member]
Number of shares sold, shares | shares	5,175,000	4,819,052
Proceeds from issue of underwritten public offering	$ 59,512,000	$ 25,300,000
Shares sale price per share | $ / shares	$ 11.50	$ 5.25
Offering cost	$ 3,575,000	$ 1,800,000
DBSI [Member]
Number of shares sold, shares | shares			545,454
Shares sale price per share | $ / shares			$ 2.75
Employees And Directors [Member]
Unamortized compensation expenses period					4 years
Unamortized compensation expenses										$ 8,811,000
Weighted average grant date fair value of options granted					$ 4,790	$ 2,460	$ 2,250